Redeemable Convertible Preference Shares	6 Months Ended
Jun. 30, 2025
Redeemable Convertible Preference Shares [Abstract]
Redeemable convertible preference shares

12. Redeemable convertible preference shares

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
- Non-current	6,213,040	3,746,569	886,615
- Current	3,377,330	5,300,990	1,254,464
	9,590,370	9,047,559	2,141,079

The Group’s preference shares activities for the period ended December 31, 2024 and June 30, 2025 are summarized below:

	Agroz Inc. RCPS
	(note (a))
	No. of shares	Amount
As of January 1, 2024	604,870	6,483,536
Issuance	714,979	7,989,890
Conversion	(419,929)	(4,389,989)
Equity component	–	(321,679)
Foreign exchange loss	–	(171,388)
As of December 31, 2024 and January 1, 2025	899,920	9,590,370
Issuance	–	–
Conversion	–	–
Equity component	–	–
Foreign exchange loss	–	(542,811)
As of December 31, 2025	899,920	9,047,559
As of December 31, 2025 (USD )	899,920	2,141,079

(a) Agroz Inc. RCPS (“AI RCPS”)

Between August 12, 2023 and December 31, 2023, the Company sold 268,504 shares AI RCPS at USD 2.50 a share for USD 671,260 or MYR 3,109,483.

Taking into consideration the conversion described above, as of December 31, 2023, the Company had issued a total of 604,870 AI RCPS with a fair value of MYR 6,942,953.

To expand the capital structure of Agroz Inc., the management had successfully issued 714,979 units of AI RCPS at USD 2.50 per share for MYR 7,989,890 (USD 1,787,647) during the year ended December 31, 2024. Certain shareholders have opted to convert 419,929 units of AI RCPS to 419,929 units of ordinary shares which amounted to MYR 4,389,989 (USD 982,210).

On the issuance dates, the Group first determined the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an associated equity component. The carrying amount of the equity instrument represented by the option to convert the instrument into ordinary shares is then determined by deducting the fair value of the financial liability from the fair value of the compound financial instrument as a whole.

The key valuation assumptions used to determine the fair value of a similar liability on initial recognition are as follows:

	December 22, 2023	January 10, 2024	March 20, 2024	June 6, 2024	September 18, 2024	October 23, 2024
	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)
Credit spread	7.60%	7.84%	7.86%	7.22%	6.58%	5.63%
Risk free rate	4.32%	4.38%	4.64%	4.74%	3.62%	4.07%
Country risk premium	1.31%	1.31%	1.31%	1.31%	1.19%	1.19%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC

As of June 30, 2025, the net book value of the liability and equity components of AI RCPS amounted to MYR 9,047,559 (USD 2,141,079) (December 31, 2024: MYR 9,590,370) and MYR 478,379 (USD 113,207) (December 31, 2024: MYR 478,379), respectively.

All transactions involving the issuance of AI RCPS were with identical agreement terms, as presented below:

Subscription Price

Each AI RCPS value is USD 2.50.

Tenure and Maturity Date

The tenure is 2 years from the subscription date. The maturity date shall fall on the second anniversary of the subscription date.

Dividend

The AI RCPS shall carry preferential cumulative dividend of 10.0% per annum on the period during which the AI RCPS is outstanding by the subscriber.

Redemption

All AI RCPS outstanding on the maturity date or did not convert to common share shall be fully redeemed at the subscription price.

Conversion Option

At the option and right of the subscriber, the subscriber may elect to convert the AI RCPS to the common share of the Company on or before the maturity date of the AI RCPS. The conversion ratio shall be one AI RCPS to convert one common share of the Company.